Jan. 26, 2021
07.31 Fidelity Equity ETFs Combo PRO-04
Supplement to theFidelity® Growth Opportunities ETF, Fidelity® Magellan® ETF, Fidelity® Real Estate Investment ETF and Fidelity® Small-Mid Cap Opportunities ETFJanuary 26, 2021Prospectus
07.31 Fidelity Equity ETFs Combo PRO-04 | Fidelity Small-Mid Cap Opportunities ETF
The fund is an actively managed ETF that operates pursuant to an exemptive order from the Securities and Exchange Commission (Order) and is not required to publicly disclose its complete portfolio holdings each business day. Instead, the fund publishes each business day on its website a “Tracking Basket,” which is designed to closely track the daily performance of the fund but is not the fund’s actual portfolio. The Tracking Basket is comprised of: (1) select recently disclosed portfolio holdings and/or select securities from the universe from which the fund’s investments are selected (Strategy Components); (2) liquid ETFs that convey information about the types of instruments (that are not otherwise fully represented by the Strategy Components) in which the fund invests (Representative ETFs); and (3) cash and cash equivalents. For additional information regarding the Tracking Basket, see “Additional Information about the Fund – Tracking Basket Structure” in the prospectus.